Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Currently payable:
U.S. taxes	$ 2,392	$ 2,063	$ 2,410
International taxes	1,133	1,194	1,515
Total currently payable	3,525	3,257	3,925
Deferred:
U.S. taxes	(690)	(4)	187
International taxes	(146)	360	(623)
Total deferred	(836)	356	(436)
Provision for taxes on income	$ 2,689	$ 3,613	$ 3,489